SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Movement in the allowances for doubtful debts (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Movement in the Allowances for Doubtful Debts
Balance at beginning of period	¥ 304	$ 47	¥ 177
Additional provision			758
Recovery	(1)
Write-offs			(631)
Balance at end of period	¥ 303	$ 47	¥ 304